Unaudited Summarized Consolidated Quarterly Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarized unaudited consolidated quarterly information
Total revenues	$ 265,995	[1]	$ 260,684	[1]	$ 253,908	[1]	$ 252,610	[1]	$ 248,452	[1]	$ 247,838	[1]	$ 242,868	[1]	$ 242,761	[1]	$ 1,033,197	$ 981,919	$ 958,540
Total operating expenses	(205,138)	[1]	(209,940)	[1]	(205,544)	[1]	(212,415)	[1]	(209,822)	[1]	(208,884)	[1]	(199,930)	[1]	(210,126)	[1]	(833,037)	(828,762)	(855,957)
Operating income	60,857	[1]	50,744	[1]	48,364	[1]	40,195	[1]	38,630	[1]	38,954	[1]	42,938	[1]	32,635	[1]	200,160	153,157	102,583
Loss from continuing operations	9,060	[1]	5,943	[1]	(7,377)	[1]	(22,532)	[1]	(35,081)	[1]	(25,448)	[1]	(43,859)	[1]	(31,215)	[1]	(14,906)	(135,603)	(160,777)
Income from discontinued operations, net	88,188	[1]	47,392	[1]	41,508	[1]	33,179	[1]	26,507	[1]	30,106	[1]	16,888	[1]	3,938	[1]	210,267	77,439	71,153
Net income (loss)	97,248	[1]	53,335	[1]	34,131	[1]	10,647	[1]	(8,574)	[1]	4,658	[1]	(26,971)	[1]	(27,277)	[1]	195,361	(58,164)	(89,624)
Net income (loss) attributable to the company's common equityholders	67,928	[1]	24,163	[1]	523	[1]	(10,609)	[1]	(23,411)	[1]	(14,800)	[1]	(33,177)	[1]	(31,773)	[1]	82,146	(103,161)	(125,318)
Loss from continuing operations attributable to the company's common equityholders	$ 0.00		$ (0.06)		$ (0.27)		$ (0.30)		$ (0.28)		$ (0.26)		$ (0.36)		$ (0.32)		$ (0.59)	$ (1.22)	$ (1.48)
Earnings Per Share, Basic and Diluted	$ 0.47		$ 0.17		$ 0.00		$ (0.09)		$ (0.19)		$ (0.12)		$ (0.28)		$ (0.27)		$ 0.61	$ (0.86)	$ (1.08)
Loss per common share - basic and diluted:
Weighted average common shares outstanding - basic and diluted (in dollars per share)	145,035	[1]	144,959	[1]	127,395	[1]	120,526	[1]	120,433	[1]	120,339	[1]	119,156	[1]	117,320	[1]	134,479	119,312	116,369
AIMCO PROPERTIES, L.P
Summarized unaudited consolidated quarterly information
Total revenues	265,995	[1]	260,684	[1]	253,908	[1]	252,610	[1]	248,452	[1]	247,838	[1]	242,868	[1]	242,761	[1]	1,033,197	981,919	958,540
Total operating expenses	(205,138)	[1]	(209,940)	[1]	(205,544)	[1]	(212,415)	[1]	(209,822)	[1]	(208,884)	[1]	(199,930)	[1]	(210,126)	[1]	(833,037)	(828,762)	(855,957)
Operating income	60,857	[1]	50,744	[1]	48,364	[1]	40,195	[1]	38,630	[1]	38,954	[1]	42,938	[1]	32,635	[1]	200,160	153,157	102,583
Loss from continuing operations	9,060	[1]	5,943	[1]	(7,377)	[1]	(22,532)	[1]	(35,041)	[1]	(24,625)	[1]	(43,635)	[1]	(31,003)	[1]	(14,906)	(134,304)	(159,918)
Income from discontinued operations, net	88,188	[1]	47,392	[1]	41,508	[1]	33,179	[1]	26,507	[1]	30,106	[1]	16,888	[1]	3,938	[1]	210,267	77,439	71,153
Net income (loss)	97,248	[1]	53,335	[1]	34,131	[1]	10,647	[1]	(8,534)	[1]	5,481	[1]	(26,747)	[1]	(27,065)	[1]	195,361	(56,865)	(88,765)
Net income (loss) attributable to the company's common equityholders	$ 72,190	[1]	$ 25,774	[1]	$ 578	[1]	$ (11,346)	[1]	$ (25,036)	[1]	$ (15,012)	[1]	$ (35,373)	[1]	$ (33,944)	[1]	$ 87,337	$ (109,365)	$ (134,018)
Loss from continuing operations attributable to the company's common equityholders	$ 0.00		$ (0.06)		$ (0.27)		$ (0.30)		$ (0.30)		$ (0.27)		$ (0.37)		$ (0.32)		$ (0.59)	$ (1.21)	$ (1.47)
Earnings Per Share, Basic and Diluted	$ 0.47		$ 0.17		$ 0.00		$ (0.09)		$ (0.19)		$ (0.12)		$ (0.28)		$ (0.27)		$ 0.61	$ (0.86)	$ (1.07)
Loss per common share - basic and diluted:
Weighted average common shares outstanding - basic and diluted (in dollars per share)	153,107	[1]	152,997	[1]	135,622	[1]	128,729	[1]	128,933	[1]	128,656	[1]	127,577	[1]	125,773	[1]	142,614	127,681	124,747

[1]	Certain reclassifications have been made to 2012 and 2011 quarterly amounts to conform to the full year 2012 presentation, primarily related to treatment of discontinued operations.